Short-Term and Long-Term Debts	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-Term and Long-Term Debts
9.	SHORT-TERM AND LONG-TERM DEBTS
Short-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2020
			RMB
Short-term borrowings	3.40%-6.80%	1-12 months	355,816,940

Name	Fixed annual rate (%)	Term	As of December 31, 2021
			RMB	US$
Short-term borrowings	3.75%-6.5%	1-12 months	579,776,131	90,979,527
Long-term debts consist of the following:

Name	Fixed annual rate (%)	Term	As of December 31, 2020
			RMB
Securitization debt payables (i)	4.73%-6.00%	18-20 months	401,761,874
Co-financing debt payables (ii)	5.50%-6.60%	24- 36 months	1,697,757,491
Long-term borrowings	4.75%-6.00%	36 months	107,055,556

			2,206,574,921

Name	Fixed annual rate (%)	Term	As of December 31, 2021
			RMB	US$
Co-financing debt payables (ii)	5.50%-6.60%	24-36 months	954,444,171	149,773,118
Long-term borrowings	4.45%-6.00%	15- 36 months	469,941,863	73,744,133

			1,424,386,034	223,517,251

(i)
In the ordinary course of business, the Company transfers finance leases to certain Funding Partners. The Company periodically securitizes its finance lease receivables through the transfer of those assets to a securitization vehicle. The securitization vehicle then issues debt securities to third-party investors and the company held all subordinated tranches. However, in accordance with ASC 860
Transfers and Servicing the finance leases
(“ASC 860”), the finance lease receivables are not derecognized upon transfer as they are not legally isolated. Hence, the Company continues to report the transferred finance leases in the consolidated balance sheets and accounts for the proceeds from the transfer as a secured borrowing with pledge of collateral. As of December 31, 2020 and 2021, balance of securitization debt payables amounting to RMB401,761,874 and RMB nil (US$ nil) are derived from such finance lease transfer.

(ii)	The Company provides consumer loans to borrowers through commercial banks. The Company is required to make scheduled payments to the commercial banks regardless of borrower repayments.
Financing lease receivables amounting to
RMB1,083,014,892 were collateralized for
a majority of
 short-term borrowings and
securitization
debt payables as of December 31, 2020, and RMB945,403,768 (US$148,354,481) were collateralized for a majority of
 short-term borrowings and long-term borrowings as of December 31, 2021.
The weighted average interest rate for the outstanding debts was approximately 5.92% and 5.72% as of December 31, 2020 and 2021.
 The aggregate amounts of unused lines of credit for short-term borrowings w
e
re
 RMB705
million
and RMB615

million
(US$96
 million
)
, and for long-term borrowings w
e
re
 RMB193
 million
 and RMB1,012
 million
(US$159
 million
) as of December

31, 2020 and 2021, respectively.
The following table sets forth the contractual obligations of long-term debts—non-current
which has not included impact of discount of time value as of December 31, 2020 and 2021:

	Payment due by period
	Less than 1 year	1 - 2 years	2 -3 years	Total
As of December 31, 2020 (RMB)
Long-term debts – non-current	62,363,881	663,503,529	368,390,299	1,094,257,709
As of December 31, 2021 (RMB)
Long-term debts – non-current	29,956,101	490,167,979	24,730,673	544,854,753
As of December 31, 2021 (US$)
Long-term debts – non-current	4,700,766	76,918,052	3,880,782	85,499,600